SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 As reported CNY	Dec. 31, 2012 As reported CNY	Dec. 31, 2014 Shanggu CNY	Dec. 31, 2013 Shanggu CNY	Dec. 31, 2012 Shanggu CNY	Jun. 15, 2011 Shanggu CNY	Jun. 14, 2011 Shanggu CNY
Equity interest acquired (as a percent)										55.00%	55.00%
Goodwill.	$ 13,467	83,559	83,559	103,943						128,700	128,705
Goodwill impairment losses		0	20,384	10,755			0	20,400	10,800
Redeemable non-controlling interest			42,779	53,752	67,161	69,430
Accumulated deficit	(137,996)	(856,209)	(747,285)	(674,134)	(774,911)	(691,891)
Non-controlling interests	6,747	41,861	5,406	7,225	8,650	9,304
Net loss (income) attributable to non-controlling interest	76	474	12,792	2,094	2,923	(3,427)
Net income (loss) attributable to IFM Investments Limited	$ (17,555)	(108,924)	(73,151)	(47,990)	(83,020)	(53,511)
Net loss per share, basic and diluted			(0.11)	(0.07)	(0.12)	(0.08)
Net loss per ADS, basic and diluted			(4.93)	(3.23)	(5.59)	(3.61)